STAFF RETIREMENT PLANS (Details Narrative)	6 Months Ended
	Jun. 30, 2025 USD ($)	Jun. 30, 2025 CNY (¥)	Jun. 30, 2024 USD ($)	Jun. 30, 2024 CNY (¥)
Staff Retirement Plans
Contribution to staff retirement plans	$ 433,699	¥ 137,874	$ 184,906	¥ 1,334,100